Share-Based Payment (Details) - USD ($)			12 Months Ended
	Apr. 16, 2026	Nov. 01, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Feb. 02, 2026	Oct. 22, 2025
Share-Based Payment [Line Items]
Booked in accounts (in Dollars)			$ 65,994,203	$ 30,566,894	$ 608,156
Consecutive trading days			20 days
Loan amount (in Dollars)	$ 290,223
Tranches One [Member]
Share-Based Payment [Line Items]
Volume-weighted average price (in Dollars per share)			$ 16.25
Tranches Two [Member]
Share-Based Payment [Line Items]
Volume-weighted average price (in Dollars per share)			20.31
Tranches Three [Member]
Share-Based Payment [Line Items]
Volume-weighted average price (in Dollars per share)			$ 25.39
Alberta Inc [Member]
Share-Based Payment [Line Items]
No of shares, Opening balance						400,000	100,000
Booked in accounts (in Dollars)			$ 1,179,000
Alberta Inc [Member]
Share-Based Payment [Line Items]
Booked in accounts (in Dollars)			$ 3,192,000
Restricted Stock Units (RSU’s) [Member]
Share-Based Payment [Line Items]
No of shares, Opening balance		6,230,000	2,535,000
Vesting period	3 years	3 years
Restricted Stock Units (RSU’s) [Member] | Directors [Member]
Share-Based Payment [Line Items]
No of shares, Opening balance		5,110,000
Restricted Stock Units (RSU’s) [Member] | Geosan Consulting [Member]
Share-Based Payment [Line Items]
No of shares, Opening balance	150,000
Booked in accounts (in Dollars)			$ 169,700
Restricted Stock Units (RSU’s) [Member] | RSUs to Directors and Management [Member]
Share-Based Payment [Line Items]
Booked in accounts (in Dollars)			$ 36,520,540
Premium Vested Options (PVO’s) [Member]
Share-Based Payment [Line Items]
No of shares, Opening balance		7,470,000
Vesting period			3 years
Booked in accounts (in Dollars)			$ 25,392,886
Exercise price (in Dollars per share)			$ 12.88
Premium Vested Options (PVO’s) [Member] | KMP [Member]
Share-Based Payment [Line Items]
No of shares, Opening balance		6,030,000
Premium Vested Options (PVO’s) [Member] | Geosan Consulting [Member]
Share-Based Payment [Line Items]
No of shares, Opening balance	180,000
Booked in accounts (in Dollars)			$ 120,523
PVOs [Member]
Share-Based Payment [Line Items]
Exercise price (in Dollars per share)			$ 12.88